Contingent Liabilities And Commitments(Table)	12 Months Ended
Dec. 31, 2019
Disclosure Of Contingent Liabilities Abstract [Abstract]
Schedule Of Guarantee Obligations Text Block [Text Block]

Details of payment guarantees as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Confirmed payment guarantees
Confirmed payment guarantees in Korean won
Payment guarantees for KB purchasing loan	￦	196,517	￦	161,314
Other payment guarantees		597,636		746,823

Sub-total		794,153		908,137

Confirmed payment guarantees in foreign currency
Acceptances of letter of credit		208,926		155,151
Letter of guarantees		53,210		49,754
Bid bond		51,528		37,765
Performance bond		604,311		718,097
Refund guarantees		592,925		1,022,646
Other payment guarantees in foreign currency		2,539,900		2,935,939

Sub-total		4,050,800		4,919,352

Financial guarantees
Payment guarantees for mortgage		50,497		47,384
Overseas debt guarantees		311,796		406,680
International financing guarantees in foreign currencies		110,070		231,685
Other financing payment guarantees		270,000		230,000

Sub-total		742,363		915,749

Total Confirmed acceptances and guarantees		5,587,316		6,743,238

Unconfirmed acceptances and guarantees
Guarantees of letter of credit		1,745,340		1,845,508
Refund guarantees		686,843		654,497

Total Unconfirmed acceptances and guarantees		2,432,183		2,500,005

Total	￦	8,019,499	￦	9,243,243

Disclosure Of Credit Risk Exposure Of Payment Gurantees Explanatory Text Block [Text Block]

Payment guarantees that are exposed to credit risk as of December 31, 2018 and 2019, are as follows:

	2018
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				Total
			Non-impaired		Impaired
			(In millions of Korean won)
Confirmed payment guarantees
Grade 1	￦	3,726,259	￦	179	￦	—	￦	3,726,438
Grade 2		1,571,258		29,034		—		1,600,292
Grade 3		84,251		13,585		—		97,836
Grade 4		30,443		117,166		420		148,029
Grade 5		—		171		14,550		14,721

Sub-total		5,412,211		160,135		14,970		5,587,316

Grade 1		1,102,478		1,747		—		1,104,225
Grade 2		1,180,137		17,795		—		1,197,932
Grade 3		25,749		16,225		—		41,974
Grade 4		9,627		66,186		—		75,813
Grade 5		—		219		12,020		12,239

Sub-total		2,317,991		102,172		12,020		2,432,183

Total	￦	7,730,202	￦	262,307	￦	26,990	￦	8,019,499

	2019
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				Total
			Non-impaired		Impaired
Confirmed payment guarantees
Grade 1	￦	4,220,046	￦	696	￦	—	￦	4,220,742
Grade 2		2,105,637		38,271		—		2,143,908
Grade 3		93,074		81,317		—		174,391
Grade 4		18,773		172,440		—		191,213
Grade 5		—		2,873		10,111		12,984

		6,437,530		295,597		10,111		6,743,238

Unconfirmed acceptances and guarantees
Grade 1		1,228,258		1,289		—		1,229,547
Grade 2		1,121,159		32,413		—		1,153,572
Grade 3		17,091		20,957		—		38,048
Grade 4		4,236		62,964		—		67,200
Grade 5		—		170		11,468		11,638

		2,370,744		117,793		11,468		2,500,005

	￦	8,808,274	￦	413,390	￦	21,579	￦	9,243,243

Schedule Of Acceptance And Guarantees By Counterparty Table Text Block [Text Block]

Acceptances and guarantees by counterparty as of December 31, 2018 and 2019, are as follows:

	2018
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Corporations	￦	4,775,838	￦	1,901,951	￦	6,677,789	83.27
Small companies		617,458		423,947		1,041,405	12.99
Public and others		194,020		106,285		300,305	3.74

Total	￦	5,587,316	￦	2,432,183	￦	8,019,499	100.00

	2019
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Corporations	￦	5,962,004	￦	1,904,346	￦	7,866,350	85.10
Small companies		650,612		397,539		1,048,151	11.34
Public and others		130,622		198,120		328,742	3.56

Total	￦	6,743,238	￦	2,500,005	￦	9,243,243	100.00

Schedule Of Acceptance And Guarantees By Industry Table Text Block [Text Block]

Acceptances and guarantees by industry as of December 31, 2018 and 2019, are as follows:

	2018
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Financial institutions	￦	72,071	￦	3,736	￦	75,807	0.95
Manufacturing		2,981,245		1,451,657		4,432,902	55.27
Service		931,680		84,586		1,016,266	12.67
Whole sale & Retail		998,333		723,367		1,721,700	21.47
Construction		280,146		40,988		321,134	4.00
Public sector		165,571		36,256		201,827	2.52
Others		158,270		91,593		249,863	3.12

Total	￦	5,587,316	￦	2,432,183	￦	8,019,499	100.00

	2019
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Financial institutions	￦	260,974	￦	23,999	￦	284,973	3.08
Manufacturing		3,373,220		1,627,840		5,001,060	54.11
Service		1,187,516		88,158		1,275,674	13.80
Whole sale & Retail		1,126,976		597,998		1,724,974	18.66
Construction		467,114		20,590		487,704	5.28
Public sector		107,481		81,895		189,376	2.05
Others		219,957		59,525		279,482	3.02

Total	￦	6,743,238	￦	2,500,005	￦	9,243,243	100.00

Disclosure Of Commitments Explanatory

Commitments as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Commitments
Corporate loan commitments	￦	37,340,727	￦	41,930,407
Retail loan commitments		41,335,454		42,582,736
Credit line on credit cards		54,488,133		60,667,219
Purchase of other security investment and others		5,426,058		6,617,253

Sub-total		138,590,372		151,797,615

Financial Guarantees
Credit line		2,447,369		2,340,141
Purchase of security investment		436,800		591,500

Sub-total		2,884,169		2,931,641

Total	￦	141,474,541	￦	154,729,256